FINANCIAL INSTRUMENTS AND RISK MANAGEMENT- Working capital and going concern assessment (Details) shares in Thousands, R in Millions				1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Oct. 31, 2020 ZAR (R)	Jul. 31, 2018 USD ($)	Jun. 30, 2020	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ZAR (R) shares	Sep. 18, 2020 USD ($)	Sep. 11, 2020 USD ($)	Sep. 12, 2018 USD ($)	Sep. 11, 2018 USD ($)	May 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R) shares	Sep. 19, 2017 USD ($)	Jun. 27, 2017 USD ($)	Nov. 15, 2016 ZAR (R)
Working capital and going concern assessment
Profit or loss							R 30,621.6	R 432.8	R (2,520.7)
Working capital							34,755.5	11,836.9	562.7
Equity								31,138.3	24,724.4		R 70,716.0						R 23,998.2
Cash from operating activities							27,149.3	9,464.0	12,197.2
Committed undrawn facilities								5,688.0	5,987.1		7,336.3
Cash and cash equivalents								5,619.0	2,549.1		20,239.8						R 2,062.4
Borrowings, current								38.3	6,188.2		885.6
Borrowings, non-current								23,697.9	18,316.5		R 17,497.0
Loans repaid							18,335.1	R 22,008.3	R 21,231.5
Shares issued upon conversion of convertible bond							R 12,573.2
Actual leverage ratio								1.4	2.5	(0.1)	(0.1)
Interest coverage ratio							79.8	6.5	4.9
Leverage ratio maximum per covenant for the first specified period								3.5
Leverage ratio maximum per covenant for the second specified period							2.5
Production capacity - gold						86.00%
Production capacity - PGM						73.00%
Number of shares issued | shares								2,670,030	2,266,261	2,923,571	2,923,571						2,168,721
Deferred revenue advance received	R 1,100.0	$ 125,000,000	R 1,750.0		$ 500,000,000		R 770.6	R 2,859.3	R 6,555.4
US Region/ Stillwater
Working capital and going concern assessment
Profit or loss							R 7,777.8	5,065.1	(1,531.4)
Production losses - PGM							4.00%
Minimum
Working capital and going concern assessment
Interest coverage ratio							4.0
US$600 million RCF
Working capital and going concern assessment
Notional amount										$ 600,000,000						R 600.0
Total drawn | $										475,000,000
Borrowings, current | $										150,000,000
Borrowings, non-current | $										450,000,000
Loans repaid							R 6,802.2	5,826.2	2,744.7
US$500 million 6.125$% June 2022 Senior Notes
Working capital and going concern assessment
Notional amount | $										353,700,000									$ 500,000,000
Borrowings, current | $										$ 353,700,000
R6.0 billion revolving credit facility
Working capital and going concern assessment
Notional amount								6,000.0			R 6,000.0									R 6,000.0
Loans repaid								5,046.4
R5.5 billion RCF
Working capital and going concern assessment
Notional amount								5,500.0			R 5,500.0
Loans repaid							7,500.0	R 0.0	0.0
US 450 Million Convertible Bond [Member]
Working capital and going concern assessment
Notional amount | $												$ 383,000,000	$ 200,000	$ 384,000,000	$ 66,000,000			$ 450,000,000
Loans repaid				R 13.2			13.2		R 745.2
Shares issued upon conversion of convertible bond				R 12,573.2			R 12,573.2